2005 Market Street
Philadelphia, PA 19103-7094

Delaware Investments
A member of Lincoln Financial Group

1933 Act Rule 497(j)
File No. 2-57791
1940 Act File No. 811-2715

May 2, 2002

Filed via EDGAR (CIK #0000201670)
__________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  File No. 2-57791
     DELAWARE GROUP STATE TAX-FREE INCOME TRUST
     DELAWARE TAX-FREE PENNSYLVANIA FUND
     __________________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 47, the most recent Post-Effective Amendment of Delaware Group State Tax-Free Income Trust. Post-Effective Amendment No. 47 was filed electronically with the Commission on April 30, 2002 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ David P. O'Connor
__________________________
David P. O'Connor
Vice President/
Associate General Counsel/
Assistant Secretary